CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
NET REVENUES
- Educational program and services		$ 61,088	¥ 395,715	¥ 411,998	¥ 536,511
COST OF REVENUES
- Educational program and services		(37,967)	(245,945)	(274,036)	(361,573)
GROSS PROFIT		23,121	149,770	137,962	174,938
OPERATING EXPENSES
Selling and marketing		(8,569)	(55,511)	(80,377)	(151,480)
General and administrative		(43,322)	(280,634)	(508,544)	(471,915)
Research and development		(1,128)	(7,308)	(12,259)	(19,545)
Impairment loss		(25,063)	(162,351)	(292,577)	(84,246)
Total operating expenses		(78,082)	(505,804)	(893,757)	(727,186)
OPERATING LOSS		(54,961)	(356,034)	(755,795)	(552,248)
OTHER INCOME (EXPENSE)
Interest expenses, net		$ (7,875)	¥ (51,015)	(121,794)	¥ (13,673)
Loss from extinguishment of debt				(143,901)
Foreign exchange loss, net		$ (28)	¥ (183)	(580)	¥ (109)
Other income (loss), net		75	486	¥ (8,989)	¥ (8,150)
Income on reconsolidation of previously deconsolidated entities		$ 2,181	¥ 14,127
Gain on disposal of subsidiary				¥ 7,403
Loss on sale of investment available for sale		$ (430)	¥ (2,786)
Total other expenses		(6,077)	(39,371)	¥ (267,861)	¥ (21,932)
LOSS BEFORE INCOME TAX, NON-CONTROLLING INTERESTS, AND DISCONTINUED OPERATIONS		(61,038)	(395,405)	(1,023,656)	(574,180)
Income tax (expense) benefit		18,365	118,963	(1,135)	10,424
LOSS FROM CONTINUING OPERATIONS		(42,673)	(276,442)	(1,024,791)	(563,756)
Income (loss) from and on sale of discontinued operations, net of income tax		52,610	340,798	(57,764)	(346,449)
NET INCOME (LOSS)		9,937	64,356	(1,082,555)	(910,205)
Less: Net income (loss) attributable to non-controlling interests from continuing operations		94	606	(6,244)	(4,606)
Less: Net income attributable to non-controlling interests from discontinued operations		2	11	502	1,219
NET INCOME (LOSS) ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.		9,841	63,739	(1,076,813)	(906,818)
NET INCOME (LOSS)		9,937	64,356	(1,082,555)	(910,205)
OTHER COMPREHENSIVE INCOME, NET OF TAX
Foreign translation adjustments		1,215	7,869	¥ 12,137	¥ 1,239
Unrealized gains on short term investments available for sale, net of tax effect of nil, nil and RMB 328 for years ended December 31, 2013, 2014 and 2015, respectively		152	984
Other comprehensive income		1,367	8,853	¥ 12,137	¥ 1,239
TOTAL COMPREHENSIVE INCOME (LOSS)		$ 11,304	¥ 73,209	¥ (1,070,418)	¥ (908,966)
COMPREHENSIVE LOSS
Net loss from continuing operations per share - basic and diluted (in CNY and dollars per share) | (per share)	[1]	$ (1.16)	¥ (7.52)	¥ (73.13)	¥ (102.32)
Net income (loss) from discontinued operations per share - basic and diluted (in CNY and dollars per share) | (per share)	[1]	$ 1.43	¥ 9.25	¥ (4.18)	¥ (63.62)
Weighted average shares used in calculating basic and diluted net income (loss) per share (in shares)	[1]	36,848,816	36,848,816	13,928,048	5,464,760
Share-based compensation expense included in:
Share-based compensation expense		$ 7,737	¥ 50,117	¥ 157,365	¥ 76,595
Selling and Marketing Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense		71	457	351	2,658
General and Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense		7,622	49,371	156,870	73,108
Research and Development Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense		$ 45	¥ 289	¥ 144	¥ 829

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Ambow Education Holding Ltd.'s 1 for 30 reverse stock split, which was effective on September 4, 2015.